Derivative Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Liability [Line Items]
Derivative liability	Derivative liability, at fair value
Percentage of excess fair value attributable to redemption rate of return	35.00%
Business Combination [Member]
Derivative Liability [Line Items]
Derivative liability		$ 0.2